SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 2.5%
Consumer Staples — 1.8%
Anheuser-Busch InBev S.A.	3,907,711	$268,085

Materials — 0.7%
Syensqo S.A.	1,426,263	110,011

		378,096
Canada — 3.2%
Industrials — 2.4%
Canadian Pacific Kansas City Ltd.	4,470,218	355,123

Materials — 0.8%
Barrick Gold Corp.	5,930,700	123,470

		478,593
China — 1.2%
Communication Services — 1.2%
Tencent Holdings Ltd.	2,724,200	174,558

Denmark — 1.1%
Health Care — 1.1%
Novo Nordisk A, Class B	2,320,690	161,070

France — 18.0%
Consumer Discretionary — 3.9%
Kering S.A.	2,713,009	589,816

Financials — 4.5%
AXA SA	3,185,179	156,346
BNP Paribas SA	3,373,029	303,240
Societe Generale S.A.	2,702,958	154,581
Worldline S.A. [1]	10,236,626	43,229
		657,396
Health Care — 1.7%
Sanofi	2,656,241	257,229

Industrials — 5.3%
Alstom S.A. [1]	21,168,428	493,721
Cie de Saint-Gobain S.A.	2,581,329	302,974
		796,695

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
France — (continued)
Information Technology — 1.5%
Capgemini SE	1,333,258	$227,803

Materials — 1.1%
ArcelorMittal S.A.	5,374,628	170,116

		2,699,055
Germany — 8.7%
Communication Services — 1.6%
Deutsche Telekom AG	6,350,870	231,688

Financials — 1.2%
Deutsche Bank AG	6,004,112	178,016

Information Technology — 3.6%
Infineon Technologies AG	8,584,522	365,201
SAP SE	587,283	178,586
		543,787
Materials — 1.5%
Heidelberg Materials AG	273,107	64,165
LANXESS AG	5,637,021	167,730
		231,895
Utilities — 0.8%
E.ON AG	6,445,086	118,625

		1,304,011
Italy — 3.4%
Financials — 1.9%
UniCredit SpA	4,328,586	290,177

Utilities — 1.5%
Enel SpA	22,725,498	215,655

		505,832
Japan — 11.1%
Communication Services — 0.6%
Nintendo Co. Ltd.	912,300	87,933

Financials — 1.2%
Sompo Holdings Inc.	4,980,800	150,283
Sumitomo Mitsui Financial Group Inc.	1,019,600	25,730
		176,013

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Japan — (continued)
Industrials — 4.1%
FANUC Corp.	11,411,800	$312,229
SMC Corp.	848,600	306,664
		618,893
Information Technology — 5.2%
Fujitsu Ltd.	3,669,600	89,571
Murata Manufacturing Co. Ltd.	15,328,100	229,275
Renesas Electronics Corp.	37,318,100	463,609
		782,455
		1,665,294
Netherlands — 7.0%
Consumer Staples — 1.5%
Heineken NV	2,495,030	217,547

Financials — 1.3%
ING Groep NV	8,823,738	193,598

Health Care — 1.8%
Koninklijke Philips NV	11,525,416	277,094

Materials — 2.4%
Akzo Nobel NV	5,194,329	363,449

		1,051,688
Singapore — 1.1%
Financials — 1.1%
United Overseas Bank Ltd.	5,689,800	161,095

South Korea — 5.4%
Financials — 1.4%
Samsung Fire & Marine Insurance Co. Ltd.	242,303	77,919
Shinhan Financial Group Co. Ltd.	2,868,175	130,488
		208,407
Information Technology — 3.6%
Samsung Electronics Co. Ltd.	12,077,418	535,143

Utilities — 0.4%
Korea Electric Power Corp.	2,387,306	69,518

		813,068

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Sweden — 1.2%
Consumer Discretionary — 0.7%
Electrolux AB, Class B [1]	15,140,299	$107,668

Information Technology — 0.5%
Hexagon AB, Class B	8,084,888	81,320

		188,988
Switzerland — 2.4%
Financials — 0.1%
Julius Baer Group Ltd.	194,338	13,138

Health Care — 2.3%
Roche Holding AG	1,086,031	353,684

		366,822
United Kingdom — 29.6%
Consumer Discretionary — 2.2%
Berkeley Group Holdings PLC	2,219,343	117,590
Kingfisher PLC	19,654,674	78,455
WH Smith PLC	8,972,713	134,248
		330,293
Consumer Staples — 6.4%
British American Tobacco PLC	3,831,730	182,140
Diageo PLC	11,041,962	277,065
Reckitt Benckiser Group PLC	7,426,849	505,134
		964,339
Energy — 1.9%
BP PLC	56,797,021	285,108

Financials — 6.2%
Barclays PLC	107,711,635	498,698
NatWest Group PLC	7,160,448	50,264
Prudential PLC	18,975,279	237,699
Standard Chartered PLC	8,217,431	136,145
		922,806
Health Care — 5.5%
AstraZeneca PLC	2,996,526	416,253
GSK PLC	13,827,601	263,827
Smith & Nephew PLC	9,944,644	151,930
		832,010
Industrials — 5.3%
RELX PLC (EUR)	2,794,081	151,136
Rolls-Royce Holdings PLC	44,548,259	591,678

SCHEDULE OF INVESTMENTS (continued)

June 30, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials (continued)
Smiths Group PLC	1,314,337	$40,521
Wizz Air Holdings PLC [1]	966,380	14,459
		797,794
Materials — 0.2%
Croda International PLC	103,756	4,164
Glencore PLC [1]	6,459,450	25,145
		29,309
Real Estate — 0.9%
Segro PLC [2]	14,125,944	131,774

Utilities — 1.0%
National Grid PLC	10,015,515	145,932

		4,439,365
United States — 2.6%
Consumer Discretionary — 1.9%
Carnival Corp. [1]	10,273,909	288,902

Materials — 0.7%
Smurfit WestRock PLC	2,407,415	103,880

		392,782
Total Common Stock
(Cost $12,701,267) — 98.5%		14,780,317

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.26% *	129,609,659	129,610

Total Short-Term Investment
(Cost $129,610) — 0.9%		129,610

Total Investments — 99.4%
(Cost $12,830,877)		14,909,927

Other Assets in Excess of Liabilities — 0.6%		91,986

Net Assets — 100.0%		$15,001,913

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2025 (Unaudited)

*	The rate reported is the 7-day effective yield as of June 30, 2025.

1	Non-income producing security.

2	Real Estate Investment Trust.

As of June 30, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-4200